FINANCIAL INSTRUMENTS (Details 1) (CAD) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Balance, beginning of period	2.0	2.0	3.0
Increase (decrease) in provision	(2.0)	2.2	(1.0)
Balance, end of period (note 11)	0	2.2	2.0